MADISON FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele:  608.274.0300; Fax:  608.663.9010

_____________________________

February 4, 2013

BY EDGAR
Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

RE:           Madison Funds (f/k/a MEMBERS Mutual Funds) (“Trust”) Form N-14 Registration Statement (SEC File No. 333-185872)

Ladies and Gentlemen:

Filed herewith via EDGAR is Pre-Effective Amendment No. 2 to the Trust’s Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of each Madison Mosaic fund with and into a corresponding fund of the Trust.   The purpose of this filing is to respond to comments received from the staff on the Pre-Effective Amendment No. 1 filing of the Registration Statement.  What follows are the staff’s comments, followed by the Trust’s comments thereto.  Capitalized terms not otherwise defined shall have the meanings set forth in the Registration Statement.

In connection herewith, the Trust understands that:  (1) it is responsible for the adequacy and accuracy of the disclosure in its filings, (2) the staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission (the “SEC”) from taking any action with respect to the filings, and (3) it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Accounting Comments

1.	Comment: File updated auditor consents as part of this Pre-Effective Amendment No.2, as the ones incorporated by reference into Pre-Effective Amendment No. 1 are more than five business days old.

Response:  Updated auditor consents are included in the filing.

2.
Comment:    In the proxy statement, there appears to be formatting issues with some of the columns in the capitalization table.  Please check the Madison Core Bond Fund (the share adjustments columns appear off) and the Madison Mid Cap Fund (the numbers need to be shifted down).  Some of the lines are not lining up properly with the headings.

Response:  These formatting changes have been made.

3. Comment: In the pro forma financial information section of Part B, please insert the disclosure about no material portfolio repositioning.

Response:  A new note has been added to the pro forma financial information which addresses this issue.

Legal Comments

1. Comment: In the fee tables that include a “Total Net” line item, include the words “(after waivers and reimbursements)” in the line item.

Response:  The requested disclosure has been added.

2.
Comment:  In the fee tables that include a “Total Net” line item indicting that a fee waiver is in place, confirm supplementally whether the Board has any intention of terminating the fee waiver agreement prior to the end of the term stated in the proxy statement.

Response: No, the Board does not have any intention of terminating the fee waivers prior to the end of their stated terms.

*  *  *  *

If you have any questions or comments regarding this filing, please call the undersigned at the telephone number listed above.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel and Chief Legal Officer

Cc:           Christina DiAngelo (SEC)
Kieran Brown (SEC)
W. Richard Mason (Madison)